Contingent consideration - Disclosure in the movement of the liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Dec. 16, 2022
Disclosure of contingent consideration liabilities [line items]
Balance at beginning of year	R 589	R 356
Payment of Mponeng contingent consideration liability	(108)	0	R 0
Remeasurement of contingent consideration	484	64	(61)
Balance at end of year	965	589	R 356
Current portion of contingent consideration	115	0
Non-current portion of contingent consideration	850	589
Remeasurement of Mponeng contingent consideration	291
Remeasurement of Eva Copper contingent consideration	193
Eva Copper operations and related assets
Disclosure of contingent consideration liabilities [line items]
Balance at beginning of year	185
Acquisitions				R 169
Balance at end of year	378	185
Mponeng [Member]
Disclosure of contingent consideration liabilities [line items]
Balance at beginning of year	404
Payment of Mponeng contingent consideration liability	108
Balance at end of year	R 587	R 404